SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF CONDITION-- June 30, 1998

ASSETS:
  Investments in MFS/Sun Life Series Trust:                                          Shares       Cost         Value
                                                                                   ----------  -----------  -----------
    Capital Appreciation Series ("CAS")..........................................     687,328  $26,879,659  $29,402,370
    Conservative Growth Series ("CGS")...........................................     863,203   26,098,614   31,157,543
    Government Securities Series ("GSS").........................................     610,044    7,668,089    7,807,426
    High Yield Series ("HYS")....................................................     721,283    6,730,970    6,916,304
    Managed Sectors Series ("MSS")...............................................     133,592    3,949,837    3,752,589
    Money Market Series ("MMS")..................................................   6,401,516    6,401,516    6,401,516
    Total Return Series ("TRS")..................................................     431,643    8,627,008    8,930,366
    World Government Series ("WGS")..............................................     112,652    1,210,210    1,211,971
    Zero Coupon Series:
      2000 Portfolio ("ZCS - 2000")..............................................     402,415    3,491,475    3,466,315
                                                                                               -----------  -----------
        Net Assets:..............................................................              $91,057,378  $99,046,400
                                                                                               -----------  -----------
                                                                                               -----------  -----------

NET ASSETS APPLICABLE TO CONTRACT OWNERS:

                                                                                     Units     Unit Value      Value
                                                                                   ----------  -----------  -----------
  CAS -- Level 1.................................................................      60,196  $ 54.304140  $ 3,269,548
  CAS -- Level 2.................................................................     477,442    54.645350   26,132,822
  CGS -- Level 1.................................................................      49,313    49.565745    2,442,370
  CGS -- Level 2.................................................................     575,706    49.877063   28,715,173
  GSS -- Level 1.................................................................      43,300    21.068315      913,637
  GSS -- Level 2.................................................................     324,817    21.200745    6,893,789
  HYS -- Level 1.................................................................      25,977    26.231780      674,751
  HYS -- Level 2.................................................................     236,330    26.396636    6,241,553
  MSS -- Level 1.................................................................      12,410    46.443999      579,115
  MSS -- Level 2.................................................................      67,891    46.735951    3,173,474
  MMS -- Level 1.................................................................     109,742    16.132049    1,766,134
  MMS -- Level 2.................................................................     285,586    16.233449    4,635,382
  TRS -- Level 1.................................................................      66,561    31.689545    2,108,648
  TRS -- Level 2.................................................................     214,717    31.888664    6,821,718
  WGS -- Level 1.................................................................       9,610    18.372892      171,942
  WGS -- Level 2.................................................................      56,251    18.488451    1,040,029
  ZCS - 2000 -- Level 1..........................................................      40,856    20.638316      843,522
  ZCS - 2000 -- Level 2..........................................................     126,306    20.768079    2,622,793
                                                                                                            -----------
        Net Assets:..............................................................                           $99,046,400
                                                                                                            -----------
                                                                                                            -----------

                  See notes to unaudited financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF OPERATIONS-- Six Months Ended June 30, 1998

                                     CAS           CGS           GSS           HYS           MSS           MMS
                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                 -----------   -----------   -----------   -----------   -----------   -----------
 INCOME:
   Dividend income and capital
    gain distributions
    received...................  $3,222,137    $2,093,465    $  429,239    $  444,519    $  548,351    $  154,455
                                 -----------   -----------   -----------   -----------   -----------   -----------
 EXPENSES:
   Mortality and expense risk
    charges....................  $   60,472    $   61,721    $   16,760    $   15,240    $    8,613    $   14,413
   Minimum death benefit
    guarantee charges..........      25,196        25,717         6,983         6,350         3,589         6,005
   Administrative charges......      35,275        36,004         9,777         8,890         5,024         8,327
                                 -----------   -----------   -----------   -----------   -----------   -----------
     Total expenses............  $  120,943    $  123,442    $   33,520    $   30,480    $   17,226    $   28,745
                                 -----------   -----------   -----------   -----------   -----------   -----------
       Net investment income...  $3,101,194    $1,970,023    $  395,719    $  414,039    $  531,125    $  125,710
                                 -----------   -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales.......  $4,384,966    $2,389,436    $1,294,343    $1,231,776    $2,098,795    $2,240,056
     Costs of investments
      sold.....................   3,712,500     1,618,120     1,260,385     1,162,923     1,914,481     2,240,056
                                 -----------   -----------   -----------   -----------   -----------   -----------
     Net realized gains........  $  672,466    $  771,316    $   33,958    $   68,853    $  184,314    $   --
                                 -----------   -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on
    investments:
     End of period.............  $2,522,711    $5,058,929    $  139,337    $  185,334    $ (197,248)   $   --
     Beginning of period.......   1,290,192     3,370,481       301,063       323,945       120,307        --
                                 -----------   -----------   -----------   -----------   -----------   -----------
     Change in unrealized
      appreciation
      (depreciation)...........  $1,232,519    $1,688,448    $ (161,726)   $ (138,611)   $ (317,555)   $   --
                                 -----------   -----------   -----------   -----------   -----------   -----------
         Realized and
          unrealized gains
          (losses).............  $1,904,985    $2,459,764    $ (127,768)   $  (69,758)   $ (133,241)   $   --
                                 -----------   -----------   -----------   -----------   -----------   -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS...................  $5,006,179    $4,429,787    $  267,951    $  344,281    $  397,884    $  125,710
                                 -----------   -----------   -----------   -----------   -----------   -----------
                                 -----------   -----------   -----------   -----------   -----------   -----------

                                     TRS           WGS        ZCS-2000
                                 Sub-Account   Sub-Account   Sub-Account      Total
                                 -----------   -----------   -----------   ------------
 INCOME:
   Dividend income and capital
    gain distributions
    received...................   $ 944,899     $  13,636     $ 212,590    $  8,063,291
                                 -----------   -----------   -----------   ------------
 EXPENSES:
   Mortality and expense risk
    charges....................   $  19,332     $   2,503     $   8,124    $    207,178
   Minimum death benefit
    guarantee charges..........       8,055         1,043         3,385          86,323
   Administrative charges......      11,277         1,460         4,739         120,773
                                 -----------   -----------   -----------   ------------
     Total expenses............   $  38,664     $   5,006     $  16,248    $    414,274
                                 -----------   -----------   -----------   ------------
       Net investment income...   $ 906,235     $   8,630     $ 196,342    $  7,649,017
                                 -----------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales.......   $ 815,838     $ 508,357     $ 534,997    $ 15,498,564
     Costs of investments
      sold.....................     696,833       520,089       541,290      13,666,677
                                 -----------   -----------   -----------   ------------
       Net realized gains
        (losses)...............   $ 119,005     $ (11,732)    $  (6,293)   $  1,831,887
                                 -----------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on
    investments:
     End of period.............   $ 303,358     $   1,761     $ (25,160)   $  7,989,022
     Beginning of period.......     668,265       (14,962)       75,611       6,134,902
                                 -----------   -----------   -----------   ------------
     Change in unrealized
      appreciation
      (depreciation)...........   $(364,907)    $  16,723     $(100,771)   $  1,854,120
                                 -----------   -----------   -----------   ------------
         Realized and
          unrealized gains
          (losses).............   $(245,902)    $   4,991     $(107,064)   $  3,686,007
                                 -----------   -----------   -----------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS...................   $ 660,333     $  13,621     $  89,278    $ 11,335,024
                                 -----------   -----------   -----------   ------------
                                 -----------   -----------   -----------   ------------

                  See notes to unaudited financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS-- June 30, 1998

                                               CAS Sub-Account               CGS Sub-Account              GSS Sub-Account
                                         ---------------------------   ---------------------------   -------------------------
                                          Six Months                    Six Months                   Six Months
                                            Ended        Year Ended       Ended        Year Ended       Ended      Year Ended
                                           June 30,     December 31,     June 30,     December 31,    June 30,      December
                                             1998           1997           1998           1997          1998        31, 1997
                                         ------------   ------------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income................  $ 3,101,194    $ 1,882,209    $ 1,970,023    $   985,282    $  395,719    $  467,783
  Net realized gains...................      672,466      6,438,718        771,316     10,730,395        33,958       195,733
  Net unrealized gains (losses)........    1,232,519     (3,502,076)     1,688,448     (5,236,884)     (161,726)      (61,685)
                                         ------------   ------------   ------------   ------------   -----------   -----------
    Increase in net assets from
     operations........................  $ 5,006,179    $ 4,818,851    $ 4,429,787    $ 6,478,793    $  267,951    $  601,831
                                         ------------   ------------   ------------   ------------   -----------   -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts.......  $  (446,872)   $   646,078    $   183,826    $ 1,029,899    $    9,016    $ (544,385)
  Transfers to loan value account......     (392,793)      (579,340)      (253,252)      (232,983)      (50,584)      (14,858)
  Contract surrenders..................     (961,962)      (154,828)      (272,515)      (168,671)     (444,093)      (91,691)
  Charges for life insurance
   protection..........................      (74,993)    (1,294,571)       (85,718)      (983,800)      (39,874)     (161,757)
  Death benefits.......................      (64,907)      (261,236)       (60,098)       (28,855)      (40,059)      (68,740)
                                         ------------   ------------   ------------   ------------   -----------   -----------
    Decrease in net assets from
     contract owner transactions.......  $(1,941,527)   $(1,643,897)   $  (487,757)   $  (384,410)   $ (565,594)   $ (881,431)
                                         ------------   ------------   ------------   ------------   -----------   -----------
      Increase (decrease) in net
       assets..........................  $ 3,064,652    $ 3,174,954    $ 3,942,030    $ 6,094,383    $ (297,643)   $ (279,600)
NET ASSETS:
  Beginning of period..................   26,337,718     23,162,764     27,215,513     21,121,130     8,105,069     8,384,669
                                         ------------   ------------   ------------   ------------   -----------   -----------
  End of period........................  $29,402,370    $26,337,718    $31,157,543    $27,215,513    $7,807,426    $8,105,069
                                         ------------   ------------   ------------   ------------   -----------   -----------
                                         ------------   ------------   ------------   ------------   -----------   -----------

                                               HYS Sub-Account               MSS Sub-Account               MMS Sub-Account
                                         ---------------------------   ---------------------------   ---------------------------
                                          Six Months                    Six Months                    Six Months
                                            Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                           June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                             1998           1997           1998           1997           1998           1997
                                         ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income................   $  414,039     $  399,635     $  531,125     $  307,001     $  125,710    $   287,714
  Net realized gains...................       68,853        512,163        184,314        465,141        --             --
  Net unrealized gains (losses)........     (138,611)      (130,260)      (317,555)       (81,214)       --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets from
     operations........................   $  344,281     $  781,538     $  397,884     $  690,928     $  125,710    $   287,714
                                         ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts.......   $   30,060     $  329,847     $ (407,866)    $  597,968     $  610,084    $(1,283,448)
  Transfers to loan value account......      (22,306)      (104,301)        13,570       (586,318)       (68,447)       (76,529)
  Contract surrenders..................     (489,404)       (55,836)         8,104        (34,468)      (134,094)      (137,588)
  Charges for life insurance
   protection..........................      (24,330)      (256,676)       (18,820)      (266,808)       (59,416)      (762,820)
  Death benefits.......................      (48,659)       (34,816)       --             --             --            (119,653)
                                         ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from
     contract owner transactions.......   $ (554,639)    $ (121,782)    $ (405,012)    $ (289,626)    $  348,127    $(2,380,038)
                                         ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net
       assets..........................   $ (210,358)    $  659,756     $   (7,128)    $  401,302     $  473,837    $(2,092,324)
NET ASSETS:
  Beginning of period..................    7,126,662      6,466,906      3,759,717      3,358,415      5,927,679      8,020,003
                                         ------------   ------------   ------------   ------------   ------------   ------------
  End of period........................   $6,916,304     $7,126,662     $3,752,589     $3,759,717     $6,401,516    $ 5,927,679
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                  See notes to unaudited financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                                                 TRS Sub-Account               WGS Sub-Account
                                                                           ---------------------------   ---------------------------
                                                                            Six Months                    Six Months
                                                                              Ended        Year Ended       Ended        Year Ended
                                                                             June 30,     December 31,     June 30,     December 31,
                                                                               1998           1997           1998           1997
                                                                           ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income..................................................   $  906,235    $   920,490     $    8,630     $   37,124
  Net realized gains.....................................................      119,005      2,081,108        (11,732)       (97,712)
  Net unrealized gains (losses)..........................................     (364,907)    (1,173,527)        16,723         37,736
                                                                           ------------   ------------   ------------   ------------
    Increase (decrease) in net assets from operations....................   $  660,333    $ 1,828,071     $   13,621     $  (22,852)
                                                                           ------------   ------------   ------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts.........................................   $  118,324    $  (328,063)    $  (52,539)    $  136,938
  Transfers to loan value account........................................      (97,192)      (132,559)        (1,698)        (3,301)
  Contract surrenders....................................................     (182,074)       (97,262)       (23,216)       (14,692)
  Charges for life insurance protection..................................      (33,245)    (2,638,585)        (5,873)       (72,367)
  Death benefits.........................................................      --             (66,858)       --             --
                                                                           ------------   ------------   ------------   ------------
    Increase (decrease) in net assets from contract owner transactions...   $ (194,187)   $(3,263,327)    $  (83,326)    $   46,578
                                                                           ------------   ------------   ------------   ------------
      Increase (decrease) in net assets..................................   $  466,146    $(1,435,256)    $  (69,705)    $   23,726
NET ASSETS:
  Beginning of period....................................................    8,464,220      9,899,476      1,281,676      1,257,950
                                                                           ------------   ------------   ------------   ------------
  End of period..........................................................   $8,930,366    $ 8,464,220     $1,211,971     $1,281,676
                                                                           ------------   ------------   ------------   ------------
                                                                           ------------   ------------   ------------   ------------

                                                                              ZCS-2000 Sub-Account                  Total
                                                                           ---------------------------   ---------------------------
                                                                            Six Months                    Six Months
                                                                              Ended        Year Ended       Ended        Year Ended
                                                                             June 30,     December 31,     June 30,     December 31,
                                                                               1998           1997           1998           1997
                                                                           ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income..................................................   $  196,342     $  190,096    $ 7,649,017    $ 5,477,334
  Net realized gains.....................................................       (6,293)      (155,202)     1,831,887     20,170,344
  Net unrealized gains (losses)..........................................     (100,771)       176,526      1,854,120     (9,971,384)
                                                                           ------------   ------------   ------------   ------------
    Increase in net assets from operations...............................   $   89,278     $  211,420    $11,335,024    $15,676,294
                                                                           ------------   ------------   ------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts.........................................   $  (44,034)    $ (584,834)   $   --         $   --
  Transfers to loan value account........................................      (96,950)      (111,442)      (969,652)    (1,841,631)
  Contract surrenders....................................................      (86,127)       (21,919)    (2,585,382)      (776,955)
  Charges for life insurance protection..................................       (9,938)      (216,183)      (352,207)    (6,653,567)
  Death benefits.........................................................      --             --            (213,723)      (580,158)
                                                                           ------------   ------------   ------------   ------------
    Decrease in net assets from contract owner transactions..............   $ (237,049)    $ (934,378)   $(4,120,964)   $(9,852,311)
                                                                           ------------   ------------   ------------   ------------
      Increase (decrease) in net assets..................................   $ (147,771)    $ (722,958)   $ 7,214,060    $ 5,823,983
NET ASSETS:
  Beginning of period....................................................    3,614,086      4,337,044     91,832,340     86,008,357
                                                                           ------------   ------------   ------------   ------------
  End of period..........................................................   $3,466,315     $3,614,086    $99,046,400    $91,832,340
                                                                           ------------   ------------   ------------   ------------
                                                                           ------------   ------------   ------------   ------------

                  See notes to unaudited financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a wholly-owned subsidiary of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares of the Series Trust and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and (iii) a minimum death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

On each Monthly Anniversary Day after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract.

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                                            CAS -- Level 1            CAS -- Level 2
                                                                             Sub-Account               Sub-Account
                                                                       ------------------------  ------------------------
                                                                       Six Months   Year Ended   Six Months   Year Ended
                                                                          Ended      December       Ended      December
                                                                        June 30,        31,       June 30,        31,
                                                                          1998         1997         1998         1997
                                                                       -----------  -----------  -----------  -----------
Units Outstanding
 Beginning of Year...................................................      92,847      608,526      482,707        9,838
  Units transferred between Sub-Accounts.............................     (31,251)    (486,418)      21,857      497,782
  Units transferred (to)/from loan value account.....................        (670)      (8,244)      (6,623)      (5,741)
  Units surrendered..................................................        (524)     (17,337)     (17,974)      (1,402)
  Units cancelled in payment of charges for life insurance
   protection........................................................        (206)      (2,241)      (1,262)     (12,763)
  Units cancelled in payment of death benefits.......................      --           (1,439)      (1,263)      (5,007)
                                                                       -----------  -----------  -----------  -----------
Units outstanding
  End of Period......................................................      60,196       92,847      477,442      482,707
                                                                       -----------  -----------  -----------  -----------
                                                                       -----------  -----------  -----------  -----------

                                                                            CGS -- Level 1
                                                                             Sub-Account
                                                                       ------------------------
                                                                       Six Months   Year Ended
                                                                          Ended      December
                                                                        June 30,        31,
                                                                          1998         1997
                                                                       -----------  -----------
Units Outstanding
 Beginning of Year...................................................      78,746      632,355
  Units transferred between Sub-Accounts.............................     (29,147)    (538,615)
  Units transferred (to)/from loan value account.....................        (100)      (1,710)
  Units surrendered..................................................      --           (2,748)
  Units cancelled in payment of charges for life insurance
   protection........................................................        (186)      (9,717)
  Units cancelled in payment of death benefits.......................      --             (819)
                                                                       -----------  -----------
Units outstanding
  End of Period......................................................      49,313       78,746
                                                                       -----------  -----------
                                                                       -----------  -----------

                                                                            CGS -- Level 2            GSS -- Level 1
                                                                             Sub-Account               Sub-Account
                                                                       ------------------------  ------------------------
                                                                       Six Months   Year Ended   Six Months   Year Ended
                                                                          Ended      December       Ended      December
                                                                        June 30,        31,       June 30,        31,
                                                                          1998         1997         1998         1997
                                                                       -----------  -----------  -----------  -----------
Units Outstanding
 Beginning of Year...................................................     556,809       13,181       62,704      436,340
  Units transferred between Sub-Accounts.............................      32,682      565,351      (19,023)    (364,865)
  Units transferred (to)/from loan value account.....................      (4,963)      (4,213)        (111)        (840)
  Units surrendered..................................................      (5,885)      (1,716)      --           (2,759)
  Units cancelled in payment of charges for life insurance
   protection........................................................      (1,640)     (15,794)        (270)      (2,350)
  Units cancelled in payment of death benefits.......................      (1,297)      --           --           (2,822)
                                                                       -----------  -----------  -----------  -----------
Units outstanding
  End of Period......................................................     575,706      556,809       43,300       62,704
                                                                       -----------  -----------  -----------  -----------
                                                                       -----------  -----------  -----------  -----------

                                                                            GSS -- Level 2
                                                                             Sub-Account
                                                                       ------------------------
                                                                       Six Months   Year Ended
                                                                          Ended      December
                                                                        June 30,        31,
                                                                          1998         1997
                                                                       -----------  -----------
Units Outstanding
 Beginning of Year...................................................     332,752        5,190
  Units transferred between Sub-Accounts.............................      19,335      336,087
  Units transferred (to)/from loan value account.....................      (2,317)          75
  Units surrendered..................................................     (21,350)      (1,947)
  Units cancelled in payment of charges for life insurance
   protection........................................................      (1,648)      (5,897)
  Units cancelled in payment of death benefits.......................      (1,955)        (756)
                                                                       -----------  -----------
Units outstanding
  End of Period......................................................     324,817      332,752
                                                                       -----------  -----------
                                                                       -----------  -----------

                                                                            HYS -- Level 1            HYS -- Level 2
                                                                             Sub-Account               Sub-Account
                                                                       ------------------------  ------------------------
                                                                       Six Months   Year Ended   Six Months   Year Ended
                                                                          Ended      December       Ended      December
                                                                        June 30,        31,       June 30,        31,
                                                                          1998         1997         1998         1997
                                                                       -----------  -----------  -----------  -----------
Units Outstanding
 Beginning of Year...................................................      43,889      283,104      238,993        5,759
  Units transferred between Sub-Accounts.............................     (17,888)    (228,936)      19,042      241,994
  Units transferred (to)/from loan value account.....................          80       (1,595)        (929)      (2,737)
  Units surrendered..................................................      --           (1,293)     (18,042)      (1,069)
  Units cancelled in payment of charges for life insurance
   protection........................................................        (104)      (5,919)        (830)      (4,954)
  Units cancelled in payment of death benefits.......................      --           (1,472)      (1,904)      --
                                                                       -----------  -----------  -----------  -----------
Units outstanding
  End of Period......................................................      25,977       43,889      236,330      238,993
                                                                       -----------  -----------  -----------  -----------
                                                                       -----------  -----------  -----------  -----------

                                                                            MSS -- Level 1
                                                                             Sub-Account
                                                                       ------------------------
                                                                       Six Months   Year Ended
                                                                          Ended      December
                                                                        June 30,        31,
                                                                          1998         1997
                                                                       -----------  -----------
Units Outstanding
 Beginning of Year...................................................      35,850       99,578
  Units transferred between Sub-Accounts.............................     (22,095)     (45,994)
  Units transferred (to)/from loan value account.....................      (1,172)     (12,311)
  Units surrendered..................................................      --             (698)
  Units cancelled in payment of charges for life insurance
   protection........................................................        (173)      (4,725)
  Units cancelled in payment of death benefits.......................      --           --
                                                                       -----------  -----------
Units outstanding
  End of Period......................................................      12,410       35,850
                                                                       -----------  -----------
                                                                       -----------  -----------

                                                                             MSS -- Level 2             MMS -- Level 1
                                                                              Sub-Account                Sub-Account
                                                                       --------------------------  ------------------------
                                                                       Six Months                  Six Months   Year Ended
                                                                          Ended      Year Ended       Ended      December
                                                                        June 30,    December 31,    June 30,        31,
                                                                          1998          1997*         1998         1997
                                                                       -----------  -------------  -----------  -----------
Units Outstanding
 Beginning of Year...................................................      53,716        --           133,612      524,146
  Units transferred between Sub-Accounts.............................      13,015        59,823       (17,094)    (351,244)
  Units transferred (to)/from loan value account.....................       1,446        (3,585)       (3,441)      (2,890)
  Units surrendered..................................................         (43)         (191)       (1,540)      (6,639)
  Units cancelled in payment of charges for life insurance
   protection........................................................        (243)       (1,821)       (1,795)     (22,637)
  Units cancelled in payment of death benefits.......................      --              (510)       --           (7,124)
                                                                       -----------       ------    -----------  -----------
Units outstanding
  End of Period......................................................      67,891        53,716       109,742      133,612
                                                                       -----------       ------    -----------  -----------
                                                                       -----------       ------    -----------  -----------

                                                                            MMS -- Level 2
                                                                             Sub-Account
                                                                       ------------------------
                                                                       Six Months   Year Ended
                                                                          Ended      December
                                                                        June 30,        31,
                                                                          1998         1997
                                                                       -----------  -----------
Units Outstanding
 Beginning of Year...................................................     240,045        1,969
  Units transferred between Sub-Accounts.............................      55,100      269,405
  Units transferred (to)/from loan value account.....................        (847)      (2,029)
  Units surrendered..................................................      (6,800)      (2,219)
  Units cancelled in payment of charges for life insurance
   protection........................................................      (1,912)     (26,362)
  Units cancelled in payment of death benefits.......................      --             (719)
                                                                       -----------  -----------
Units outstanding
  End of Period......................................................     285,586      240,045
                                                                       -----------  -----------
                                                                       -----------  -----------

                                                                            TRS -- Level 1            TRS -- Level 2
                                                                             Sub-Account               Sub-Account
                                                                       ------------------------  ------------------------
                                                                       Six Months   Year Ended   Six Months   Year Ended
                                                                          Ended      December       Ended      December
                                                                        June 30,        31,       June 30,        31,
                                                                          1998         1997         1998         1997+
                                                                       -----------  -----------  -----------  -----------
Units Outstanding
 Beginning of Year...................................................      83,559      406,929      204,285       --
  Units transferred between Sub-Accounts.............................     (11,643)    (308,338)      15,468      295,002
  Units transferred (to)/from loan value account.....................         (55)      (1,611)      (3,168)      (3,280)
  Units surrendered..................................................      (5,047)      (2,349)      (1,044)      (1,308)
  Units cancelled in payment of charges for life insurance
   protection........................................................        (253)      (9,851)        (824)     (84,765)
  Units cancelled in payment of death benefits.......................      --           (1,221)      --           (1,364)
                                                                       -----------  -----------  -----------  -----------
Units outstanding
  End of Period......................................................      66,561       83,559      214,717      204,285
                                                                       -----------  -----------  -----------  -----------
                                                                       -----------  -----------  -----------  -----------

                                                                            WGS -- Level 1
                                                                             Sub-Account
                                                                       ------------------------
                                                                       Six Months   Year Ended
                                                                          Ended      December
                                                                        June 30,        31,
                                                                          1998         1997
                                                                       -----------  -----------
Units Outstanding
 Beginning of Year...................................................      21,982       68,055
  Units transferred between Sub-Accounts.............................     (12,229)     (43,258)
  Units transferred (to)/from loan value account.....................         (55)         (72)
  Units surrendered..................................................      --             (551)
  Units cancelled in payment of charges for life insurance
   protection........................................................         (88)      (2,192)
  Units cancelled in payment of death benefits.......................      --           --
                                                                       -----------  -----------
Units outstanding
  End of Period......................................................       9,610       21,982
                                                                       -----------  -----------
                                                                       -----------  -----------

 * For the period January 4, 1997 (commencement of Level 2 units) to December 31, 1997.
 + For the period January 7, 1997 (commencement of Level 2 units) to December 31, 1997.

                                                                             WGS -- Level 2          ZCS-2000 -- Level 1
                                                                              Sub-Account                Sub-Account
                                                                       --------------------------  ------------------------
                                                                       Six Months                  Six Months   Year Ended
                                                                          Ended      Year Ended       Ended      December
                                                                        June 30,    December 31,    June 30,        31,
                                                                          1998          1997          1998        1997++
                                                                       -----------  -------------  -----------  -----------
Units Outstanding
 Beginning of Year...................................................      48,519        --            62,003      227,240
  Units transferred between Sub-Accounts.............................       9,258        50,714       (14,232)    (154,492)
  Units transferred (to)/from loan value account.....................         (38)         (113)       (2,887)      (4,168)
  Units surrendered..................................................      (1,257)         (260)       (3,945)        (822)
  Units cancelled in payment of charges for life insurance
   protection........................................................        (231)       (1,822)          (83)      (5,755)
  Units cancelled in payment of death benefits.......................      --            --            --           --
                                                                       -----------       ------    -----------  -----------
Units outstanding
  End of Period......................................................      56,251        48,519        40,856       62,003
                                                                       -----------       ------    -----------  -----------
                                                                       -----------       ------    -----------  -----------

                                                                         ZCS-2000 -- Level 2
                                                                             Sub-Account
                                                                       ------------------------
                                                                       Six Months   Year Ended
                                                                          Ended      December
                                                                        June 30,        31,
                                                                          1998         1997
                                                                       -----------  -----------
Units Outstanding
 Beginning of Year...................................................     116,837          200
  Units transferred between Sub-Accounts.............................      12,003      123,821
  Units transferred (to)/from loan value account.....................      (1,859)      (1,566)
  Units surrendered..................................................        (273)        (304)
  Units cancelled in payment of charges for life insurance
   protection........................................................        (402)      (5,314)
  Units cancelled in payment of death benefits.......................      --           --
                                                                       -----------  -----------
Units outstanding
  End of Period......................................................     126,306      116,837
                                                                       -----------  -----------
                                                                       -----------  -----------

++ For the period January 28, 1997 (commencement of Level 2 units) to December 31, 1997.

Compass Life
Sun Life of Canada (U.S.) Variable Account E
Directors and Officers of
             PQR
Sun Life Assurance Company of Canada (U.S.)

DONALD A. STEWART, Chairman and Director
                                                         SINGLE PREMIUM VARIABLE

C. JAMES PRIEUR, President and Director
                                                                  LIFE INSURANCE
                                   ---------------------------------------------
S. CAESAR RABOY, Senior Vice President and
                                                SEMIANNUAL REPORT, JUNE 30, 1998
  Deputy General Manager and Director

RICHARD B. BAILEY, Director

M. COLYER CRUM, Director

DAVID D. HORN, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

JOHN D. McNEIL, Director

MARGARET SEARS MEAD, Assistant Vice President and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

Sun Life Assurance Company
of Canada (U.S.)

Variable Life Insurance Service Center
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Legal Counsel

                     [LOGO]
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

Auditors
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110

                                                                       ISSUED BY
This report is prepared for the general information of
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
contract owners. It is authorized for distribution to
                                                    A WHOLLY OWNED SUBSIDIARY OF
prospective purchasers only if preceded or accompanied by an effective prospectus.
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.